Summary of Significant Accounting Policies (Details) - USD ($)	1 Months Ended	6 Months Ended	7 Months Ended
	Mar. 31, 2020	Jun. 30, 2020	Sep. 30, 2020
Summary of Significant Accounting Policies
Unrecognized tax benefits		$ 0	$ 0
Unrecognized tax benefits accrued for interest and penalties		$ 0	$ 0
Shares subject to forfeiture to the extent that the underwriters' over-allotment is not exercised	375,000	13,250,000	13,250,000
Federal Depository Insurance Coverage		$ 250,000	$ 250,000